Equity (Southwestern Montana Financial Center, Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity

NOTE 10. EQUITY

Preferred Stock

The Company has been authorized to issue 750,000,000 shares of $0.001 par value Preferred Stock. The Board of Directors is expressly vested with the authority to divide any or all of the Preferred Stock into series and to fix and determine the relative rights and preferences of the shares of each series so established, within certain guidelines established in the Articles of Incorporation.

As of September 30, 2020, and December 31, 2019, there were 33,911,991 shares of Series A Convertible Preferred Stock issued and outstanding. Each share of Series A Convertible Preferred Stock shall have ten (10) votes per share and may be converted into ten (10) shares of $0.001 par value common stock. The holders of the Series A Convertible Preferred Stock shall be entitled to receive, when, if and as declared by the Board, out of funds legally available therefore, cumulative dividends payable in cash. The annual interest rate at which cumulative preferred dividends will accrue on each share of Series A Convertible Preferred Stock is 0%. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, before any distribution of assets of the Corporation shall be made to or set apart for the holders of the Common Stock and subject and subordinate to the rights of secured creditors of the Company, the holders of Series A Preferred Stock shall receive an amount per share equal to the greater of (i) one dollar ($1.00), adjusted for any recapitalization, stock combinations, stock dividends (whether paid or unpaid), stock options and the like with respect to such shares, plus any accumulated but unpaid dividends (whether or not earned or declared) on the Series A Convertible Preferred Stock, and (ii) the amount such holder would have received if such holder has converted its shares of Series A Convertible Preferred Stock to common stock, subject to but immediately prior to such liquidation.

Common Stock

The Company has been authorized to issue 2,000,000,000 shares of common stock, $0.001 par value. Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.

In February 2020, the Company issued 4,000,000 shares of common stock to a third-party individual for the purpose of raising capital to fund the Company’s investment in NSURE, Inc discussed in Note 3. The Company received proceeds of $1,000,000 for the issuance of these common shares.

In August 2020, the Company issued 694,444 shares to an employee according to an employment agreement.

In August 2020, the Company issued 1,538,000 shares of common stock according to an asset purchase agreement for the acquisition of UIS Agency, LLC for proceeds of $200,000.

In September 2020, the Company issued 1,875,000 shares according to an earnout agreement regarding the acquisition of SWMT.

In September 2020, the Company issued 2,666,668 shares of stock according to a stock purchase agreement and received proceeds of $200,000. Reliance Holdings guaranteed the recipient that after 12 months of the purchase of these shares they will be worth at least $200,000 total or $100,000 respectively to each of the two recipients. If the shares at the end of 12 months are not equal to $100,000 Reliance Holdings will either transfer some of its own shares or give cash for the difference.

In January 2019, Reliance Holdings a related party, converted 5,485,325 shares of Series A Convertible Preferred Stock into 54,853,248 shares of common stock.

In February 2019, Reliance Holdings a related party, converted 318,108 shares of Series A Convertible Preferred Stock into 3,181,080 shares of common stock.

On May 24, 2019, the Company entered into a Confidential Settlement Agreement and General Release to settle its dispute with EMA. Under the terms of this settlement agreement the Company agreed to allow EMA to retain 1,729,468 shares of the Company’s common stock in which the Company received 576,489 of the Company’s common stock back which was subsequently cancelled. At the date of the transfer the Company’s common stock was valued at $0.1775 based on its closing price. Accordingly, the Company recorded a settlement charge of $306,981 based upon the common stock retained by EMA.

In May 2019, the Company was to issue 2,845,760 shares of common stock to the members of Fortman Insurance Agency, LLC as a result of the FIS Acquisition (see Note 4). In September 2019, Reliance Holdings, a related party, converted 284,576 shares of Series A Convertible Preferred Stock into 2,845,760 shares of common stock which were immediately cancelled. The Company then issued 2,845,760 new shares of common stock to the members of Fortman Insurance Agency, LLC.

On July 22, 2019, the Company entered into a purchase agreement with The Referral Depot, LLC (TRD) to purchase a client referral software created exclusively for the insurance industry. The total purchase price of the software is $250,000 cash and 2,000,000 restricted common shares of the Company. Per the agreement the Company paid an initial payment of $50,000 at closing and the remaining $200,000 will be paid with forty-eight equal monthly payments commencing on the first anniversary of the effective date, or July 22, 2020. As of September 30, 2020, no shares related to this acquisition have been issued. The Company has recorded the 2,000,000 shares as common stock issuable as of September 30, 2020.

On September 17, 2019, Reliance Holdings transferred its ownership in SWMT and FIS to the Company in exchange for 14,839,011 shares of restricted common stock.

In September 2019, the Company issued 11,900,832 shares of common stock to the former sole shareholder of Altruis Benefits Consulting, Inc. as a result of the ABC Acquisition.

Stock Options

During the year ended December 31, 2019, the Company adopted the Reliance Global Group, Inc. 2019 Equity Incentive Plan (the “Plan”) under which options exercisable for shares of common stock have been or may be granted to employees, directors, consultants, and service providers. A total of 60,000,000 shares of common stock are reserved for issuance under the Plan. At December 31, 2019, there were 40,300,000 shares of common stock reserved for future awards under the Plan. The Company issues new shares of common stock from the shares reserved under the Plan upon exercise of options.

The Plan is administered by the Board of Directors (the “Board”). The Board is authorized to select from among eligible employees, directors, and service providers, those individuals to whom options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend, and rescind terms relating to options granted under the Plan. Generally, the interpretation and construction of any provision of the Plan or any options granted hereunder is within the discretion of the Board.

The Plan provides that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees, non-employee directors, consultants, and service providers are eligible to receive options which are not ISOs, i.e. “Non-Statutory Stock Options.” The options granted by the Board in connection with its adoption of the Plan were Non-Statutory Stock Options.

The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing model or the value of the services provided, whichever is more readily determinable. The Black-Scholes option pricing model takes into account, as of the grant date, the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the option.

The following is a summary of the stock options granted, forfeited or expired, and exercised under the Plan for the nine months ended September 30, 2020:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2019	19,700,000	$0.18	3.87	$2,995,640
Granted	2,350,000	0.36	4.53	-
Forfeited or expired	(2,000,000)	0.39	4.48	-
Exercised	-	-	-	-
Outstanding at September 30, 2020	20,050,000	$0.20	3.88	$-

The following is a summary of the stock options granted, forfeited or expired, and exercised under the Plan for the nine months ended September 30, 2019:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	-	$-	-	$-
Granted	19,000,000	0.17	4.86	-
Forfeited or expired	-	-	-	-
Exercised	-	-	-	-
Outstanding at September 30, 2019	19,000,000	$0.17	4.86	$-

The following is a summary of the Company’s non-vested stock options as of September 30, 2020, and changes during the nine months ended September 30, 2020:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2019	18,200,000	$0.18	4.30
Granted	2,350,000	0.36	4.53
Vested	(4,700,000)	0.17	2.74
Forfeited or expired	(2,000,000)	0.39	4.48
Non-vested at September 30, 2020	13,850,000	$0.17	2.74

The following is a summary of the Company’s non-vested stock options as of September 30, 2019, and changes during the nine months ended September 30, 2019:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2018	-	$-	-
Granted	19,000,000	0.17	4.86
Vested	(1,500,000)	0.20	3.45
Forfeited or expired	-	-	-
Non-vested at September 30, 2019	17,500,000	$0.22	3.78

During the nine months ended September 30, 2020, the Board approved options to be issued pursuant to the Plan to a certain current employee totaling 2,000,000 shares and another employee totaling 350,000. These options have been granted with an exercise price greater than the market value of the common stock on the date of grant and have a contractual term of 5 years. The options vest ratably over a 4-year period through August 2024 and remain subject to forfeiture if vesting conditions are not met. Compensation cost is recognized on a straight-line basis over the vesting period or requisite service period. During the nine months ending September 30, 2020 an employee was terminated and forfeited 2,000,000 options that were previously issued to him.

During the nine months ended September 30, 2019, the Board approved options to be issued pursuant to the Plan to a service provider, consultants and employees totaling 19,000,000 shares. These options have been granted with an exercise price equal to the market value of the common stock on the date of grant and have a contractual term of 5 years. Of the 3,000,000 options granted to a service provider, 1,500,000 shares, vested immediately upon issuance; the other 1,500,000 of these options vest on the one-year anniversary of the grant date, or March 14, 2020, unless the Company deems the services provided to be unhelpful, in which case the second half of the options shall be void. The service period per the agreement was from February 2019 to February 2020. As of December 31, 2019, the Company determined the services were no longer needed, as such no services were provided subsequent to December 31, 2019. The Company deemed the services provided to be helpful and allowed the second half of the options to vest as scheduled. As services were only provided during the year ended December 31, 2019, the full compensation cost associated with these options was recognized during the year. The remaining 16,000,000 options granted will follow a vesting term as such, 20% vested after one year, 40% vested after two years 40% vested after third year.

The Company determined that the options granted had a total fair value of $3,386,204 which will be amortized in future periods through February 2024. During the nine months ended September 30, 2020, the Company recognized $1,063,777 of compensation expense relating to the stock options granted to employees, directors, and consultants. During the nine months ended September 30, 2019, the Company recognized $581,999 of compensation expense relating to the stock options granted to employees, directors, and consultants. As of September 30, 2020, unrecognized compensation expense totaled $1,275,050 which will be recognized on a straight-line basis over the vesting period or requisite service period through February 2024.

The intrinsic value is calculated as the difference between the market value and the exercise price of the shares on September 30, 2020 and 2019, respectively. The market values as of September 30, 2020 and 2019, were $0.14 and $0.18, respectively, based on the closing bid prices for September 30, 2020 and 2019.

The Company estimated the fair value of each stock option on the grant date using a Black-Scholes option-pricing model. Black-Scholes option-pricing models requires the Company to make predictive assumptions regarding future stock price volatility, recipient exercise behavior, and dividend yield. The Company estimated the future stock price volatility using the historical volatility over the expected term of the option. The expected term of the options was computed by taking the mid-point between the vesting date and expiration date. The following assumptions were used in the Black-Scholes option-pricing model:

	Nine Months Ended September 30, 2020	Nine Months Ended September 30, 2019
Exercise price	$0.17 - 0.39	$0.20
Expected term	3.25 - 3.75 years	3.25 - 3.50 years
Risk-free interest rate	0.38%	1.35 - 2.43%
Estimated volatility	300.069%	492.64 - 520.24%
Expected dividend	-	-
Option price at valuation date	$0.12 - 0.31	$0.19

NOTE 10. EQUITY

Preferred Stock - Successor

The Company has been authorized to issue 750,000,000 shares of $0.001 par value Preferred Stock. The Board of Directors is expressly vested with the authority to divide any or all of the Preferred Stock into series and to fix and determine the relative rights and preferences of the shares of each series so established, within certain guidelines established in the Articles of Incorporation.

As of December 31, 2019, and 2018, there were 33,911,991 and 40,000,000 shares of Series A Convertible Preferred Stock issued and outstanding, respectively. Each share of Series A Convertible Preferred Stock shall have ten (10) votes per share and may be converted into ten (10) shares of $0.001 par value common stock. The holders of the Series A Convertible Preferred Stock shall be entitled to receive, when, if and as declared by the Board, out of funds legally available therefore, cumulative dividends payable in cash. The annual interest rate at which cumulative preferred dividends will accrue on each share of Series A Convertible Preferred Stock is 0%. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, before any distribution of assets of the Corporation shall be made to or set apart for the holders of the Common Stock and subject and subordinate to the rights of secured creditors of the Company, the holders of Series A Preferred Stock shall receive an amount per share equal to the greater of (i) one dollar ($1.00), adjusted for any recapitalization, stock combinations, stock dividends (whether paid or unpaid), stock options and the like with respect to such shares, plus any accumulated but unpaid dividends (whether or not earned or declared) on the Series A Convertible Preferred Stock, and (ii) the amount such holder would have received if such holder has converted its shares of Series A Convertible Preferred Stock to common stock, subject to but immediately prior to such liquidation.

Common Stock - Successor

The Company has been authorized to issue 2,000,000,000 shares of common stock, $0.001 par value. Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.

In October 2018, Reliance Global Holdings, LLC transferred 6,584,830 shares of the Company’s common stock at a price of $0.07 per share to a non-employee of the Company for legal services provided to the Company. In November 2018, the Company issued 16,400,000 shares of common stock as part of the transaction discussed in Note 4.

In November 2018, Reliance Global Holdings, LLC, a related party, converted 10,000,000 shares of Series A Convertible Preferred Stock into 100,000,000 shares of common stock.

In November 2018, Reliance Global Holdings, LLC, a related party, transferred 500,000 shares of the Company’s common stock at a price of $0.1799 per share to an employee of the Company. The transaction was accounted for as share based compensation and the Company recognized $89,950 of share-based compensation.

In November 2018, 2,305,957 shares of the Company’s common stock were transferred to EMA Financial LLC (“EMA”). The transfer was the result of an obligation of Ethos prior to the recapitalization (see Note 4). The Company contested this transfer as it was represented that the obligation was settled prior to the recapitalization. Subsequently, on May 24, 2019, the Company entered into a Confidential Settlement Agreement and General Release to settle its dispute with EMA. Under the terms of this settlement agreement the Company agreed to allow EMA to retain 1,729,468 shares of the Company’s common stock in which the Company received 576,489 of the Company’s common stock back which was subsequently cancelled. At the date of the transfer the Company’s common stock was valued at $0.1775 based on its closing price. Accordingly, the Company recorded a settlement charge of $306,981 based upon the common stock retained by EMA.

In January 2019, Reliance Global Holdings, LLC, a related party, converted 5,485,325 shares of Series A Convertible Preferred Stock into 54,853,248 shares of common stock.

In February 2019, Reliance Global Holdings, LLC, a related party, converted 318,108 shares of Series A Convertible Preferred Stock into 3,181,080 shares of common stock.

In May 2019, the Company was to issue 2,845,760 shares of common stock to the members of Fortman Insurance Agency, LLC as a result of the FIS Acquisition (see Note 4). In September 2019, Reliance Global Holdings, LLC, a related party, converted 284,576 shares of Series A Convertible Preferred Stock into 2,845,760 shares of common stock which were immediately cancelled. The Company then issued 2,845,760 new shares of common stock to the members of Fortman Insurance Agency, LLC.

On July 22, 2019, the Company entered into a purchase agreement with The Referral Depot, LLC (TRD) to purchase a client referral software created exclusively for the insurance industry. The total purchase price of the software is $250,000 cash and 2,000,000 restricted common shares of the Company. Per the agreement the Company paid an initial payment of $50,000 at closing and the remaining $200,000 will be paid with forty-eight equal monthly payments commencing on the first anniversary of the effective date, or July 22, 2020. As of December 31, 2019, no shares related to this acquisition have been issued. The Company has recorded the 2,000,000 shares as common stock issuable as of December 31, 2019.

In September 2019, Reliance Global Holdings, LLC transferred its ownership in SWMT and FIS to the Company in exchange for 14,839,011 shares of restricted common stock.

In September 2019, the Company issued 11,900,832 shares of common stock to the former sole shareholder of Altruis Benefits Consulting, Inc. as a result of the ABC Acquisition (see Note 4).

Common Stock – Predecessor

On all matters submitted to stockholders for vote, Employee Benefits Solutions, Inc. and Family Health Advisors, Inc.’s common stockholders are entitled to one vote per share, voting together as a single class, and do not have cumulative voting rights. Upon the occurrence of a liquidation, dissolution or winding-up, the holders of common stock are entitled to share equally in all assets remaining after the payment of any liabilities.

Members’ Equity – Predecessor

Tri Star Benefits, LLC is a Michigan limited liability company. Each member of Tri Star Benefits, LLC is entitled to vote on any matter submitted to a vote. The affirmative vote of a majority of the membership interest of all the members entitled to vote on such matter is required. In the event of the dissolution of Tri Star Benefits, LLC, its assets shall be distributed first to its creditors, to the extent permitted by law, in satisfaction of Tri Star Benefits, LLC’s debts, liabilities, and obligations, including those owed to its members. Thereafter, the assets shall be distributed as a liquidation distribution to the members who have positive capital accounts.

Stock Options

During the year ended December 31, 2019, the Company adopted the Reliance Global Group, Inc. 2019 Equity Incentive Plan (the “Plan”) under which options exercisable for shares of common stock have been or may be granted to employees, directors, consultants, and service providers. A total of 60,000,000 shares of common stock are reserved for issuance under the Plan. At December 31, 2019, there were 40,300,000 shares of common stock reserved for future awards under the Plan. The Company issues new shares of common stock from the shares reserved under the Plan upon exercise of options.

The Plan is administered by the Board of Directors (the “Board”). The Board is authorized to select from among eligible employees, directors, and service providers those individuals to whom options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend, and rescind terms relating to options granted under the Plan. Generally, the interpretation and construction of any provision of the Plan or any options granted hereunder is within the discretion of the Board.

The Plans provide that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees, non-employee directors, consultants, and service providers are eligible to receive options which are not ISOs, i.e. “Non-Statutory Stock Options.” The options granted by the Board in connection with its adoption of the Plan were Non-Statutory Stock Options.

The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing model or the value of the services provided, whichever is more readily determinable. The Black-Scholes option pricing model takes into account, as of the grant date, the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the option.

The following is a summary of the stock options granted, forfeited or expired, and exercised under the Plan for the year ended December 31, 2019:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	-	$-	-	-
Granted	19,700,000	0.18	4.62	-
Forfeited or expired	-	-	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2019	19,700,000	$0.18	4.62	2,995,640

The following is a summary of the Company’s non-vested stock options as of December 31, 2019, and changes during the year ended December 31, 2019:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2018	-	$-	-
Granted	19,700,000	0.18	4.62
Vested	(1,500,000)	0.20	4.21
Forfeited or expired	-	-	-
Non-vested at December 31, 2019	18,200,000	$0.18	4.30

During the year ended December 31, 2019, the Board approved options to be issued pursuant to the Plan to certain current employees totaling 12,000,000 shares. These options have been granted with an exercise price equal to the market value of the common stock on the date of grants and have a contractual term of 5 years. The options vest ratably over a 3-year period through August 2022 and remain subject to forfeiture if vesting conditions are not met. Compensation cost is recognized on a straight-line basis over the vesting period or requisite service period.

During the year ended December 31, 2019, the Board approved options to be issued pursuant to the Plan to consultants totaling 4,000,000 shares. These options have been granted with an exercise price equal to the market value of the common stock on the date of grants and have a contractual term of 5 years. The options vest ratably over a 3-year period through August 2022 and remain subject to forfeiture if vesting conditions are not met. Compensation cost is recognized on a straight-line basis over the vesting period or requisite service period.

During the year ended December 31, 2019, the Board approved options to be issued pursuant to the Plan to nonemployee directors totaling 700,000 shares. These options have been granted with an exercise price equal to the market value of the common stock on the date of grants and have a contractual term of 5 years. The options vest ratably over a 4-year period through November 2023 and remain subject to forfeiture if vesting conditions are not met. Compensation cost is recognized on a straight-line basis over the vesting period or requisite service period.

During the year ended December 31, 2019, the Board approved options to be issued pursuant to the Plan to a service provider totaling 3,000,000 shares. These options have been granted with an exercise price equal to the market value of the common stock on the date of grant and have a contractual term of 5 years. One half of these options, or 1,500,000 shares, vested immediately upon issuance; the other half of these options vest on the one-year anniversary of the grant date, or March 14, 2020, unless the Company deems the services provided to be unhelpful, in which case the second half of the options shall be void. The service period per the agreement was from February 2019 to February 2020. As of December 31, 2019, the Company determined the services were no longer needed, as such no services were provided subsequent to December 31, 2019. The Company deemed the services provided to be helpful and allowed the second half of the options to vest as scheduled. As services were only provided during the year ended December 31, 2019, the full compensation cost associated with these options was recognized during the year.

The Company determined that the options granted had a total fair value of $3,343,861 which will be amortized in future periods through November 2023. During the year ended December 31, 2019, the Company recognized $465,377 of compensation expense relating to the stock options granted to employees, directors, and consultants and $581,999 of compensation expense relating to the stock options granted to service providers. As of December 31, 2019, unrecognized compensation expense totaled $2,296,485 which will be recognized on a straight-line basis over the vesting period or requisite service period through November 2023.

The intrinsic value is calculated as the difference between the market value and the exercise price of the shares on December 31, 2019. The market values as of December 31, 2019 was $0.33 based on the closing bid price for December 31, 2019.

The Company estimated the fair value of each stock option on the grant date using a Black-Scholes option-pricing model. Black-Scholes option-pricing models requires the Company to make predictive assumptions regarding future stock price volatility, recipient exercise behavior, and dividend yield. The Company estimated the future stock price volatility using the historical volatility over the expected term of the option. The expected term of the options was computed by taking the mid-point between the vesting date and expiration date. The following assumptions were used in the Black-Scholes option-pricing model:

Year Ended December 31, 2019
Exercise price	$0.17 - $0.27
Expected term	3.25 to 3.75 years
Risk-free interest rate	1.35% - 2.43%
Estimated volatility	484.51% - 533.64%
Expected dividend	-
Option price at valuation date	$0.16 - $0.27

Southwestern Montana Financial Center, Inc. [Member]
Equity

NOTE 6. EQUITY

Stockholder’s Deficit

The Company shall have the authority to issue two classes of stock, voting and non-voting, with no par value. The aggregate number of shares of such stock which the Company has the authority to issue is 50,000 shares. As of December 31, 2018, and 2017, the Company has issued 20,000 shares of voting common stock to one stockholder. Each share of issued common stock entitles the holder thereof to fully participate in all stockholder meetings, to cast one vote on each matter with respect to which stockholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.